COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Sep. 30, 2020
Commitments and Contingencies Disclosure [Abstract]
Schedule of Commitments for Natural Gas Purchases and Future Demands Fees for the Next Five Years
Commitments as of September 30, 2020, for natural gas purchases and future demand fees for the next five fiscal year periods, are as follows:

(Thousands)	2021	2022	2023	2024	2025	Thereafter
Energy Services:
Natural gas purchases	$151,270	$1,600	$—	$—	$—	$—
Storage demand fees	21,857	13,028	8,632	3,748	2,488	942
Pipeline demand fees	76,462	53,451	29,736	22,687	17,110	36,527
Sub-total Energy Services	$249,589	$68,079	$38,368	$26,435	$19,598	$37,469
NJNG:
Natural gas purchases	$4,377	$—	$—	$—	$—	$—
Storage demand fees	36,096	32,122	20,303	12,768	6,830	3,530
Pipeline demand fees	88,564	131,578	107,614	85,118	79,609	552,465
Sub-total NJNG	$129,037	$163,700	$127,917	$97,886	$86,439	$555,995
Total	$378,626	$231,779	$166,285	$124,321	$106,037	$593,464